Fair Value Measurements (Tables)	10 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of financial Asset measured at fair value on recurring basis	The gross holding gains and fair value of
held-to-maturity
securities at December 31, 2020 are as follows:

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Mature on 3/11/2021)	1	$508,640,857	$7,922	$508,648,779